Note 12 - Derivatives and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
		December 31,
		2014		2015
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	—	—	127,555	—
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	384,589	—	681,197

Total derivatives designated as hedging instruments		—	384,589	127,555	681,197
		December 31,
		2014		2015
Derivatives not designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Forward Currency Contract	Current liabilities — Fair value of derivatives	—	583,368	—	—
Interest Rate Swap Agreements	Current liabilities — Fair value of derivatives	—	—	—	297,656
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	1,488,706	—	—

Total derivatives not designated as hedging instruments		—	2,072,074	—	297,656

Derivative Instruments, Gain (Loss) [Table Text Block]
		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	2013	2014	2015
Interest Rate Swap — Reclassification from OCI	Loss on derivatives	67,849	(49,471)	—
Interest Rate Swap — Change in Fair Value	Loss on derivatives	2,716,274	1,652,692	1,191,050
Interest Rate Swap — Realized loss	Loss on derivatives	(2,811,593)	(1,857,362)	(1,243,359)
Foreign Currency Contract — Change in Fair Value	Loss on derivatives	—	(583,368)	583,368
Foreign Currency Contract — Realized loss..	Loss on derivatives	—	(510,875)	(669,712)

Total loss on derivatives		(27,470)	(1,348,384)	(138,653)
		Year Ended December 31,
Derivatives designated as hedging instruments	Location of Loss Recognized	2013	2014	2015
Interest Rate Swap — Loss reclassified from OCI (Effective portion)	Loss on derivatives	—	—	(231,931)

Total loss on derivatives		—	—	(231,931)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized Gain / (Loss) on cash flow hedges
Balance, January 1, 2013	18,378
Reclassification adjustment	(67,849)
Balance, December 31, 2013	(49,471)
Effective portion of changes in fair value of interest swap contracts	(293,020)
Reclassification adjustment	49,471
Balance, December 31, 2014	(293,020)
Effective portion of changes in fair value of interest swap contracts	(100,268)
Balance, December 31, 2015	(393,288)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Foreign Currency Contract	(583,368)	—	(583,368)	—
Interest Rate Swap Agreements	(1,873,295)	—	(1,873,295)	—

Total	(2,456,663)	—	(2,456,663)	—
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	127,555	—	127,555	—
Interest Rate Swap Agreements	(978,853)	—	(978,853)	—

Total	(851,298)	—	(851,298)	—

Schedule of Fair Value, Assets and Liabilities Measured on Non-recurring Basis [Table Text Block]
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	1,977,051	—	1,977,051	—	(6,168,747)

Total	1,977,051	—	1,977,051	—	(6,168,747)
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	7,589,921	—	7,589,921	—	(8,238,987)

Total	7,589,921	—	7,589,921	—	(8,238,987)